THE ADVISORS' INNER CIRCLE FUND

                            THE COOKE & BIELER FUNDS

                        SUPPLEMENT DATED OCTOBER 10, 2002
                      TO THE PROSPECTUS DATED MARCH 1, 2002


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


The following disclosure replaces the chart on p. 14 of the Prospectus outlining the "Minimum Investments" required for investment into the Cooke & Bieler funds:

MINIMUM INVESTMENTS

         $2,500 - regular accounts          $100 - additional shares

         $2,000 - IRAs

--------------------------------------------------------------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE








CB-SU-001-01

                               SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456



                                                                October 10, 2002
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:      Advisors' Inner Circle Fund
         File Number  33-42484

Ladies and Gentlemen:

On behalf of the Advisors' Inner Fund, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached please fund a supplement dated October 10, 2002 to the Cooke & Bieler Funds prospectus dated March 1, 2002.



                                                          ----------------
                                                          Laurie V. Brooks
                                                       SEI Legal Department